Nature of Entity	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Entity

Note 1 — Nature of Entity

Amdocs Limited (the “Company”) is a leading provider of software and services to communications and media service providers of all sizes throughout the world. The Company and its consolidated subsidiaries operate in one segment and design, develop, market, support, implement and operate its open and modular cloud offering. The Company’s comprehensive portfolio of software products and services is designed to leverage artificial intelligence, driving digital transformation, accelerate cloud adoption, and enable intelligent network automation.

The Company is a Guernsey limited company, which directly or indirectly holds numerous subsidiaries around the world, the vast majority of which are wholly-owned. The majority of the Company’s customers are in North America, Europe, Asia-Pacific and the Latin America region. The Company maintains strategic development centers in Israel, Cyprus and India. The Company also has regional development centers in Brazil, Canada, Mexico, the Philippines, the United Kingdom and the United States.